Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of year	$ 54,710	$ 44,687
Other comprehensive income	(675)	(855)	$ 1,400
Amounts reclassified to net income	(697)	(64)	(1,414)
Other comprehensive loss attributable to Verizon	(1,372)	(919)	(14)
Balance at end of year	62,835	54,710	44,687
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of year	(600)	(468)	(713)
Opening balance sheet adjustment (Note 1)					$ (15)
Adjusted opening balance					(483)
Other comprehensive income	16	(117)	245
Amounts reclassified to net income	0	0	0
Other comprehensive loss attributable to Verizon	16	(117)	245
Balance at end of year	(584)	(600)	(468)
Unrealized gains (losses) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of year	(80)	(111)	(80)
Opening balance sheet adjustment (Note 1)					(24)
Adjusted opening balance					(135)
Other comprehensive income	(699)	(574)	818
Amounts reclassified to net income	(37)	629	(849)
Other comprehensive loss attributable to Verizon	(736)	55	(31)
Balance at end of year	(816)	(80)	(111)
Unrealized gains (losses) on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of year	20	32	46
Opening balance sheet adjustment (Note 1)					(13)
Adjusted opening balance					19
Other comprehensive income	8	0	10
Amounts reclassified to net income	(1)	1	(24)
Other comprehensive loss attributable to Verizon	7	1	(14)
Balance at end of year	27	20	32
Defined benefit pension and postretirement plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of year	3,030	3,206	3,420
Opening balance sheet adjustment (Note 1)					682
Adjusted opening balance					3,888
Other comprehensive income	0	(164)	327
Amounts reclassified to net income	(659)	(694)	(541)
Other comprehensive loss attributable to Verizon	(659)	(858)	(214)
Balance at end of year	2,371	3,030	3,206
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of year	2,370	2,659	2,673
Opening balance sheet adjustment (Note 1)				$ 0	630	$ 0
Adjusted opening balance				$ 2,370	$ 3,289	$ 2,673
Balance at end of year	$ 998	$ 2,370	$ 2,659